Note 6 - Leases (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year ending December 31,	Time Charter receipts
2020	31,900
2021	45,641
2022	24,046
2023	7,245
2024	1,178
Total	110,010

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2021	34,381
2022	42,523
2023	42,523
2024	23,661
2025	17,739
2026	2,268
Total	163,095